INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
Finance Income
Interest generated by assets	$ 303,513	$ 1,397,025	$ 909,912	$ 65,896
Interest generated by assets related parties	179,887	90,188	294,577	73,178
Gain for cancellation of purchase option		6,582,849
Changes in fair value of financial assets or liabilities and other financial results	92,820	649,998	67,349	17,394
Finance Income	576,220	8,720,060	1,271,838	156,468
Finance Costs
Interest generated by liabilities with the parent	(520,959)	(1,386,288)	(118,266)	(1,118,679)
Interest generated by liabilities	(7,422,210)	(22,884,366)	(16,646,801)	(5,011,139)
Financial commissions	(1,032,366)	(1,578,292)	(1,628,075)	(885,351)
Other financial loss	(517,136)	(243,688)		(136,792)
Finance Costs	(9,492,671)	(26,092,634)	(18,393,142)	(7,151,961)
Other finance results
Share based payment cost of listing shares		(20,893,789)
Net gain of inflation effect on monetary items		14,653,335
Exchange differences generated by assets	1,186,264	48,355,784	25,710,957
Exchange differences generated by liabilities	(2,463,076)	(66,200,973)	(49,540,369)	(1,254,084)
Other finance results	(1,276,812)	(24,085,643)	(23,829,412)	(1,254,084)
Total net finance results	$ (10,193,263)	$ (41,458,217)	$ (40,950,716)	$ (8,249,577)